RESTRICTED ASSETS (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RESTRICTED ASSETS
Special guarantee accounts in the Argentine Central Bank	$ 2,120,732	$ 2,088,896
Trust guarantee deposits	3,800	5,127
Guarantee deposits for currency forward transactions	2,104,713	434,126
Guarantee deposits for credit cards transactions	317,407	375,993
Other guarantee deposits	158,562	183,608
Guarantee deposits for repo transactions	23,880
Financial assets in guarantee	$ 4,729,094	$ 3,087,750